Pension and Other Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Pension and Other Benefit Plans
Schedule of benefit obligations, fair value of plan assets and funded status

	December 31,
	2022	2021

	amounts in thousands
Projected benefit obligation:
Beginning of measurement period	$132,237	128,422
Service cost	5,558	5,730
Interest cost	4,190	3,792
Actual (gain) loss	(42,279)	(2,118)
Benefits paid	(2,980)	(2,920)
Other adjustments	(841)	(669)
End of measurement period	95,885	132,237

Fair value of plan assets:
Beginning of measurement period	97,387	86,272
Actual return on plan assets	(18,576)	6,504
Employer contributions	5,490	8,200
Benefits paid	(2,980)	(2,920)
Other adjustments	(841)	(669)
End of measurement period	80,480	97,387

Funded status	$(15,405)	(34,850)

Schedule of mounts recognized in the combined balance sheets

	December 31,
	2022	2021

	amounts in thousands
Noncurrent liabilities	$(15,405)	(34,850)
Accumulated other comprehensive (earnings) loss	4,779	23,652
Net amount recognized	$(10,626)	(11,198)

Schedule of amounts recognized in accumulated other comprehensive (earnings) loss

	December 31,
	2022	2021

	amounts in thousands
Net actuarial loss	$4,498	23,337
Prior service cost	281	315
Accumulated other comprehensive (earnings) loss	$4,779	23,652

Schedule of net periodic benefit cost

	Years ended December 31,
	2022	2021

	amounts in thousands
Components of net periodic benefit cost:
Service cost	$5,558	5,730
Interest cost	4,190	3,792
Expected return on plan assets	(6,820)	(5,898)
Amortization of:
Prior service cost	34	34
Actuarial loss	1,955	2,631
	$4,917	6,289

Schedule of weighted average assumptions used to determine benefit obligations and net benefit cost

	December 31,
	2022	2021
Discount rate	5.50%	3.05%
Rate of compensation increase	5.09%	4.00%

	Years ended December 31,
	2022	2021
Discount rate	3.05%	2.80%
Expected long-term rate of return on plan assets	7.50%	7.50%
Rate of compensation increase	4.00%	4.00%

Schedule of asset allocation for the underlying assets held by the master trust

	December 31,
	2022	2021
Domestic equities	18%	23%
Fixed income	43	48
International equities	11	13
Hedge funds	25	15
Cash equivalents	3	1
Total	100%	100%

Target asset
allocation
Domestic equities	22%
Fixed income	50
International equities	13
Hedge funds	15
Cash equivalents	—
Total	100%